Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 44,974,087.62
Previously Paid Amount	0.00
Total Fee Amount	6,210.92
Total Offset Amount	0.00
Net Fee	$ 6,210.92
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A